GOODWILL (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year	¥ 59,337		¥ 59,353
Disposals and immaterial others	35		(16)
Balance at end of period	¥ 59,372	$ 8,362	¥ 59,337